1933 Act File No. 2-67655
                                   1940 Act File No. 811-3057

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        X

   Pre-Effective Amendment No.          ..........

   Post-Effective Amendment No. 33 ...............        X

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

   Amendment No. 25 ..............................        X

                             LIQUID CASH TRUST

            (Exact Name of Registrant as Specified in Charter)

      Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire,
                        Federated Investors Tower,
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on May 31, 1997, pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i).
    75 days after filing pursuant to paragraph (a)(ii)
    on                   pursuant to paragraph (a)(ii) of Rule 485.
       -----------------

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 x  filed the Notice required by that Rule on May 15, 1997; or
    intends to file the Notice required by that Rule on or about
               ; or
   ------------
    during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

                                 Copy to:

                        Matthew G. Maloney, Esquire
                      Dickstein, Shapiro & Morin, LLP
                            2101 L Street, N.W.
                          Washington, D.C.  20037




                           CROSS REFERENCE SHEET


     This Amendment to the Registration Statement of LIQUID CASH TRUST is comprised of the following:

PART A. INFORMATION REQUIRED IN A PROSPECTUS.

                                   Prospectus Heading
                                   (Rule 404(c) Cross Reference)

Item 1.   Cover Page...............Cover Page.
Item 2.   Synopsis.................Summary of Trust Expenses.
Item 3.   Condensed Financial
           Information.............Financial Highlights; Performance
                                   Information.
Item 4.   General Description of
           Registrant..............General Information; Investment
                                   Information; Investment Objective;
                                   Investment Policies; Investment Risks;
                                   Investment Limitations.
Item 5.   Management of the Fund...Trust Information; Management of the
                                   Trust; Distribution of Shares;
                                   Administration of the Trust.
Item 6.   Capital Stock and Other
           Securities..............Dividends; Capital Gains; Shareholder
                                   Information; Voting Rights; Tax
                                   Information; Federal Income Tax; State
                                   and Local Taxes.
Item 7.   Purchase of Securities Being
           Offered.................Net Asset Value; Investing in the Trust;
                                   Share Purchases; Minimum Investment
                                   Required; Certificates and
                                   Confirmations.
Item 8.   Redemption or Repurchase.Redeeming Shares; By Mail; Telephone
                                   Redemption; Accounts With Low Balances.
Item 9.   Pending Legal Proceedings     None.


PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.  Cover Page...............Cover Page.
Item 11.  Table of Contents........Table of Contents.
Item 12.  General Information and
           History.................Trust History; Economic and Market
                                   Information; About Federated Investors.
Item 13.  Investment Objectives and
           Policies................Investment Objective and Policies.
Item 14.  Management of the Fund...Liquid Cash Trust Management; Trustee
                                   Compensation; Trustee Liability.
Item 15.  Control Persons and Principal
          Holders of Securities....Trust Ownership.
Item 16.  Investment Advisory and Other
           Services................Investment Advisory Services; Other
                                   Services; Shareholder Services.
Item 17.  Brokerage Allocation.....Brokerage Transactions.
Item 18.  Capital Stock and Other
           Securities..............Not applicable.
Item 19.  Purchase, Redemption and
           Pricing Of Securities Being
           Offered.................Determining Net Asset Value; Redemption
                                   in Kind.
Item 20.  Tax Status...............Massachusetts Partnership Law; The
                                   Trust's Tax Status.
Item 21.  Underwriters.............Not applicable.
Item 22.  Calculations of Performance
           Data....................Performance Information; Total Return;
                                   Yield; Effective Yield; Performance
                                   Comparisons.
Item 23.  Financial Statements.....Filed in Part A.


Liquid Cash Trust

PROSPECTUS

The shares of Liquid Cash Trust (the "Trust") offered by this prospectus represent interests in an open-end, management investment company (a mutual fund), investing exclusively in certain securities which qualify as short-term liquid assets under Section 566.1(h) (12 C.F.R. Section 566.1(h)) of the federal regulations applicable to federal savings associations to provide stability of principal and current income consistent with stability of principal. Pursuant to current interpretations by the Office of the Comptroller of the Currency, the Trust will also serve as an appropriate vehicle for a national bank as an investment for its own account.

The Trust's investors are limited to "depository institutions" as that term is defined in Regulation D (12 C.F.R. Part 204) of the Board of Governors of the Federal Reserve System.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE TRUST ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE TRUST WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Trust. Keep this prospectus for future reference.

The Trust has also filed a Statement of Additional Information dated May 31, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Trust, contact the Trust at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Trust is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated May 31, 1997

TABLE OF CONTENTS

 Summary of Trust Expenses       1
 Financial Highlights            2
 General Information             3
 Investment Information          3
  Investment Objective           3
  Investment Policies            3
  Investment Risks               4
  Investment Limitations         5
 Trust Information               5
  Management of the Trust        5
  Distribution of Shares         5
  Administration of the Trust    6
 Net Asset Value                 6
 Investing in the Trust          6
  Share Purchases                6
  Minimum Investment Required    7
  Certificates and Confirmations 7
  Dividends                      7
  Capital Gains                  7
 Redeeming Shares                7
  By Mail                        7
  Telephone Redemption           8
  Accounts with Low Balances     8
 Shareholder Information         8
  Voting Rights                  8
 Tax Information                 8
  Federal Income Tax             8
  State and Local Taxes          8
 Performance Information         9
 Financial Statements           10
 Independent Auditors' Report   16

                         SUMMARY OF TRUST EXPENSES
                      SHAREHOLDER TRANSACTION EXPENSES
 Maximum Sales Charge Imposed on Purchases (as a percentage of                  None
 offering price)
 Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage          None
 of offering price)
 Contingent Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, as applicable)                                           None
 Redemption Fee (as a percentage of amount redeemed, if applicable)             None
 Exchange Fee                                                                   None
                      ANNUAL TRUST OPERATING EXPENSES
                  (As a percentage of average net assets)
 Management Fee (after waiver)(1)                                               0.01%
 12b-1 Fee                                                                      None
   Shareholder Services Fee (after waiver)(2)                            0.00%
 Total Other Expenses                                                           0.14%
   Total Operating Expenses(3)                                                  0.15%


(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.

(2) The Trust did not pay or accrue the shareholder servicing fee during the fiscal year ended March 31, 1997. If the Trust had paid or accrued the shareholder servicing fee the Trust would have been able to pay up to 0.25% of its average daily net assets for shareholder servicing fee. See "Trust Information."

(3) The total operating expenses would have been 0.54% absent the voluntary waivers of a portion of the management fee and the shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Trust will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Trust Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.

1 Year           $ 2
3 Years          $ 5
5 Years          $ 8
10 Years         $19
THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                            FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 16.

                                                              YEAR ENDED
                                                               MARCH 31,
                        1997      1996      1995      1994     1993     1992      1991      1990      1989     1988
 NET ASSET VALUE,     $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00     $ 1.00   $ 1.00    $ 1.00    $ 1.00    $ 1.00
 BEGINNING OF
 PERIOD
 INCOME FROM
 INVESTMENT
 OPERATIONS
 Net investment         0.05      0.06      0.05      0.03      0.03       0.05     0.08      0.09      0.08      0.07
 income
 LESS DISTRIBUTIONS
 Distributions
 from net
 investment income     (0.05)    (0.06)    (0.05)    (0.03)    (0.03)     (0.05)   (0.08)    (0.09)    (0.08)    (0.07)
 NET ASSET VALUE,     $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00     $ 1.00   $ 1.00    $ 1.00    $ 1.00    $ 1.00
 END OF PERIOD
 TOTAL RETURN(A)        5.35%     5.84%     4.88%     3.09%     3.35%      5.26%    7.93%     9.26%     8.57%     6.98%
 RATIOS TO AVERAGE
 NET ASSETS
 Expenses               0.15%     0.16%     0.16%     0.16%     0.15%      0.15%    0.15%     0.15%     0.15%     0.15%
 Net investment         5.27%     5.72%     4.64%     3.05%     3.33%      5.16%    7.62%     8.85%     8.17%     6.74%
 income
 Expense waiver/        0.39%     0.38%     0.39%     0.39%     0.35%      0.34%    0.34%     0.36%     0.31%     0.33%
 reimbursement(b)
 SUPPLEMENTAL DATA
 Net assets, end
 of period
 (000 omitted)       $489,363  $595,471  $313,679  $464,941  $611,124  $786,346  $856,624  $722,712  $551,184  $777,424


(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                            GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 11, 1980. The Trust qualifies as a short-term liquid asset pursuant to the regulations of the Office of Thrift Supervision. Since federal funds are a permitted investment, shares of the Trust will be sold only to "depository institutions" as that term is defined in Regulation D (12 C.F.R. Part 204) of the Board of Governors of the Federal Reserve System, and the portfolio of the Trust will be limited to those instruments which such depository institutions may own directly. Shareholders of the Trust will not be permitted to make third party payments from their accounts with the Trust. A minimum initial investment of $25,000 over a 90-day period is required.

The Trust attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

                           INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Trust is stability of principal and current income consistent with stability of principal. While there is no assurance that the Trust will achieve its investment objective, it will endeavor to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus. The investment objective and the policies and limitations described below cannot be changed without approval of shareholders.

INVESTMENT POLICIES

The Trust pursues this investment objective by investing in a portfolio of money market instruments maturing in one year or less which qualify as short-term liquid assets under Section 566.1(h) (12 C.F.R. Section 566.1(h)) of the Office of Thrift Supervision Regulations ("Section 566.1(h)"). The Trust also complies with the requirements of Circular 220, issued by the Office of the Comptroller of the Currency, to provide national banks with an appropriate source of portfolio liquidity through a mutual fund investment. The average maturity of money market instruments in the Trust's portfolio, computed on a dollar weighted basis, will be 90 days or less.

ACCEPTABLE INVESTMENTS

The Trust invests only in money market instruments which qualify as short-term liquid assets under Section 566.1(h). These securities currently include, but are not limited to:

* time deposits in a Federal Home Loan Bank;

* obligations of the United States;

* obligations of U.S. government agencies or instrumentalities such as:
  Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Banks for Cooperatives, Farm Credit Banks, Export-Import Bank of the United States, Commodity Credit Corporation, Federal Financing Bank, Student Loan Marketing Association, Federal Home Loan Mortgage Corporation, or National Credit Union Administration;

* time and savings deposits (including certificates of deposit) in commercial or savings banks whose accounts are insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"), including certificates of deposit issued by and other time deposits in foreign branches of BIF-insured banks which, if negotiable, mature in one year or less or if not negotiable, either mature in 90 days or less or are withdrawable upon notice not exceeding 90 days;

* loans of federal funds and similar loans of unsecured day(s) funds, maturing in six months or less, to BIF or SAIF-insured institutions which are not subordinated to claims of the borrower's depositors; and

* general obligations (other than gold-related obligations), of any state, territory, or possession of the United States, or their political subdivisions, so long as they are either (1) rated in one of the four highest grades by nationally recognized statistical rating organizations ("NRSROs") or (2) issued by a public housing agency and have the full faith and credit of the United States. A full description of the rating categories is included in the Appendix to the Statement of Additional Information.

As an operating policy which may be changed without shareholder approval, the Trust will continue to limit its portfolio, within the parameters of
Section 566.1(h), to legal investments for federal credit unions as set forth in Sections 107(7) and (8) of the Federal Credit Union Act and Part 703 of the National Credit Union Administration regulations. The Trust will provide the National Credit Union Administration and all federal credit union shareholders with sixty (60) days' written notice should the Trust intend to change such operating policy.

The Trust may also enter into repurchase agreements or reverse repurchase agreements secured by those obligations of the U.S. government and bank instruments which but for their maturities qualify as short-term liquid assets.

CONCENTRATION OF INVESTMENTS

The Trust will invest at least 25% of its total assets in bank instruments such as time and demand deposits and certificates of deposit, or instruments secured by these instruments such as repurchase agreements. It may invest less than 25% when, in the opinion of the investment adviser, it is advisable to maintain a temporary defensive posture.

LOANS OF FEDERAL FUNDS

Federal funds are funds held by a regional Federal Reserve Bank for the account of a bank which is a member of that Federal Reserve Bank. The member bank can lend federal funds to another member bank. These loans are unsecured and are made at a negotiated interest rate for a negotiated time period, generally overnight. Because reserves are not required to be maintained on borrowed federal funds, member banks borrowing federal funds are willing to pay interest rates which are generally higher than they pay on other deposits of comparable size and maturity which are subject to reserve requirements. The Trust sells its shares only to "depository institutions" as that term is defined in Regulation D of the Board of Governors of the Federal Reserve System and limits its portfolio only to instruments which "depository institutions" can purchase directly. Therefore, the Trust can participate in the federal funds market and in effect make loans of federal funds by instructing any willing member bank at which the Trust maintains an account to loan federal funds on the Trust's behalf. These transactions permit the Trust to obtain interest rates on its assets which are comparable to those earned by member banks when they loan federal funds. The Trust may engage in loans of federal funds and similar loans of unsecured day(s) funds, maturing in six months or less, to BIF or SAIF-insured institutions. As a matter of investment policy, which may be changed without shareholder approval, the Trust will only lend federal funds to financial institutions that the Trust's adviser determines to be adequately or well capitalized. Financial institutions are deemed to be adequately or well capitalized pursuant to guidelines established by the Trustees.

REPURCHASE AGREEMENTS

Certain securities in which the Trust invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Trust and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Trust, the Trust could receive less than the repurchase price on any sale of such securities.

RESTRICTED AND ILLIQUID SECURITIES

The Trust may invest up to 10% of its net assets in illiquid securities, which may include restricted securities. Restricted securities are any securities in which the Trust may otherwise invest pursuant to its investment objective but which are subject to restriction on resale under federal securities laws. To the extent these securities are deemed to be illiquid, the Trust will limit its purchases, together with other securities considered to be illiquid, to 10% of its net assets.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Trust purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Trust to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Trust may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Trust may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Trust may realize short-term profits or losses upon the sale of such commitments.

INVESTMENT RISKS

Repurchase agreements with, loans of federal funds and other day(s) funds to, and certain time deposits, such as savings accounts and certificates of deposit over $100,000 of BIF or SAIF-insured institutions, and deposits in foreign branches of domestic banks, are not insured by BIF or SAIF. The Trust does not invest, however, in instruments issued by banks or savings associations unless they have capital, surplus, and undivided profits of over $100,000,000 at the time of investment or unless the principal amount of the instrument is insured by BIF or SAIF and is determined by the Trust's adviser to be adequately or well capitalized.

INVESTMENT LIMITATIONS

The Trust will not:

* borrow money directly or through reverse repurchase agreements (arrangements in which the Trust sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Trust may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of its assets to secure such borrowings; or

* invest more than 5% of its total assets in securities of issuers that have records of less than three years of continuous operations.

                             TRUST INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Trust are made by Federated Research Corp., the Trust's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Trust and is responsible for the purchase and sale of portfolio instruments.

ADVISORY FEES

The adviser receives an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Trust, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

ADVISER'S BACKGROUND
Federated Research Corp., a Maryland corporation, organized on May 23, 1958, is a registered investment adviser under the Investment Advisers Act of 1940.

It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

Federated Research Corp. and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Trust and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Trust's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Trust; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees and could result in severe penalties. DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for shares of the Trust. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES

The Trust has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Trust may make payments up to 0.25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Trust and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Trust. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Trust's investment adviser or its affiliates.

ADMINISTRATION OF THE TRUST

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Trust. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors ("Federated Funds") as specified below:

                     AVERAGE AGGREGATE
 MAXIMUM FEE          DAILY NET ASSETS
  0.15%          on the first $250 million
  0.125%          on the next $250 million
  0.10%           on the next $250 million
  0.075%    on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

                              NET ASSET VALUE

The Trust attempts to stabilize the net asset value of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Trust cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 2:00 p.m., 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

                           INVESTING IN THE TRUST

SHARE PURCHASES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Investors who purchase Shares through a non-affiliated bank or broker may be charged an additional service fee by that bank or broker. Shares may be purchased either by wire or by check. The Trust reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone.

BY WIRE

To purchase by Federal Reserve wire, call the Trust before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Liquid Cash Trust; Fund Number (this number can be found on the account statement or by contacting the Trust); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

BY MAIL

To purchase by mail, send a check made payable to Liquid Cash Trust to:
Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds. This is normally the next business day after the check is received.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment is $25,000. However, an account may be opened with a smaller amount as long as the minimum is reached within 90 days. Minimum investments will be calculated by combining all accounts maintained with the Trust. Financial institutions may impose different minimum investment requirements on their customers.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Trust, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Trust or Federated Shareholder Services Company in writing.

Monthly confirmations are sent to report transactions such as all purchases and redemptions as well as dividends paid during the month.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Trust unless cash payments are requested by writing to the Trust. Dividends are compounded, which is accomplished by adding the month-to-date accrued dividends to the current share balance when calculating the daily dividend. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Trust does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Trust will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

                              REDEEMING SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Trust computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

BY MAIL

Shares may be redeemed in any amount by mailing a written request to:
Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.
The written request should state: the Trust name; the account name as registered with the Trust; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Trust or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings assocation whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Trust does not accept signatures guaranteed by a notary public.

TELEPHONE REDEMPTION

Shares may be redeemed by telephoning the Trust. Telephone instructions may be recorded and if reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions. An authorization form permitting the Trust to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp.

A daily dividend will be paid on shares redeemed if the redemption request is received after 3:00 p.m. (Eastern time). However, the proceeds are not wired until the following business day. Redemption requests received before 3:00 p.m. (Eastern time) will be paid the same day but will not be entitled to that day's dividends. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered. If at any time the Trust shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Trust may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions.

Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

                          SHAREHOLDER INFORMATION

VOTING RIGHTS

Each share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the Trust shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.

                              TAX INFORMATION

FEDERAL INCOME TAX

The Trust will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

In the opinion of Houston, Donnelly & Meck, counsel to the Trust, Trust shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Trust would be subject to such taxes if owned directly by residents of those jurisdictions.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

                          PERFORMANCE INFORMATION

From time to time, the Trust advertises its total return, yield and effective yield.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Advertisements and sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the Trust after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Trust may refer to ratings, rankings, and other information in certain financial publications and/or compare the Trust's performance to certain indices.

                          PORTFOLIO OF INVESTMENTS

                              LIQUID CASH TRUST
                               MARCH 31, 1997

   PRINCIPAL
     AMOUNT                                                                                VALUE
 (A)REPURCHASE AGREEMENTS -- 93.9%
 $ 20,000,000 Aubrey G. Lanston and Company, Inc., 6.45%, dated 3/31/1997, due        $ 20,000,000
              4/1/1997
   20,000,000 Bear, Stearns and Co., 6.50%, dated 3/31/1997, due 4/1/1997               20,000,000
   20,000,000 CIBC Wood Gundy Securities Corp., 6.50%, dated 3/31/1997, due 4/1/1997    20,000,000
   15,000,000 (b)Chase Manhattan Government Securities, Inc., 5.35%, dated 2/26/1997,   15,000,000
              due 4/4/1997
   20,000,000 Deutsche Bank Government Securities, Inc., 6.50%, dated 3/31/1997, due    20,000,000
              4/1/1997
   20,000,000 Dresdner Bank (USA), Inc., 6.50%, dated 3/31/1997, due 4/1/1997           20,000,000
   80,000,000 Fuji Government Securities, Inc., 6.50%, dated 3/31/1997, due 4/1/1997    80,000,000
   15,000,000 (b)Goldman Sachs Group, LP, 5.35%, dated 3/11/1997, due 4/10/1997         15,000,000
   20,000,000 Greenwich Capital Markets, Inc., 6.55%, dated 3/31/1997, due 4/1/1997     20,000,000
   20,000,000 Merrill Lynch, Pierce, Fenner and Smith, 6.50%, dated 3/31/1997, due      20,000,000
              4/1/1997
   20,000,000 Morgan Stanley Group, Inc., 6.50%, dated 3/31/1997, due 4/1/1997          20,000,000
   20,000,000 Nikko Securities Co. Ltd., 6.50%, dated 3/31/1997, due 4/1/1997           20,000,000
   20,000,000 Nomura Securities International, Inc., 6.50%, dated 3/31/1997, due        20,000,000
              4/1/1997
   20,000,000 PaineWebber Group, Inc., 6.50%, dated 3/31/1997, due 4/1/1997             20,000,000
   20,000,000 Prudential Securities, Inc., 6.55%, dated 3/31/1997, due 4/1/1997         20,000,000
   10,000,000 Sanwa-BGK Securities Co., LP, 6.45%, dated 3/31/1997, due 4/1/1997        10,000,000
   20,000,000 Smith Barney, Inc., 6.50%, dated 3/31/1997, due 4/1/1997                  20,000,000
   39,800,000 Swiss Bank Capital Markets, 6.42%, dated 3/31/1997, due 4/1/1997          39,800,000
   20,000,000 Toronto Dominion Securities (USA) Inc., 6.55%, dated 3/31/1997, due       20,000,000
              4/1/1997
   20,000,000 UBS Securities, Inc., 6.50%, dated 3/31/1997, due 4/1/1997                20,000,000
               TOTAL REPURCHASE AGREEMENTS                                              459,800,000
              FEDERAL FUNDS SOLD -- 6.1%
   15,000,000 Banc One, WI, 6.75%, dated 3/31/1997, due 4/1/1997                        15,000,000
   15,000,000 National City Bank, Cleveland, OH, 6.75%, dated 3/31/1997, due 4/1/1997   15,000,000
               TOTAL FEDERAL FUNDS SOLD                                                 30,000,000
               TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                               $ 489,800,000


(a) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(b) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
     ($489,363,348) at March 31, 1997.

The following acronym is used throughout this portfolio:

LP -- Limited Partnership

(See Notes which are an integral part of the Financial Statements)

                    STATEMENT OF ASSETS AND LIABILITIES

                              LIQUID CASH TRUST
                               MARCH 31, 1997

 ASSETS:
 Investments in repurchase agreements                                  $ 459,800,000
 Investments in securities                                                30,000,000
 Total investments in securities, at amortized cost and value                           $ 489,800,000
 Cash                                                                                          37,460
 Income receivable                                                                            205,785
 Receivable for shares sold                                                                    42,066
   Total assets                                                                           490,085,311
 LIABILITIES:
 Payable for shares redeemed                                                 80,041
 Income distribution payable                                                611,027
 Accrued expenses                                                            30,895
   Total liabilities                                                                         721,963
 NET ASSETS for 489,363,348 shares outstanding                                         $ 489,363,348
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $489,363,348 / 489,363,348 shares outstanding                                                 $1.00


(See Notes which are an integral part of the Financial Statements)


                          STATEMENT OF OPERATIONS

                              LIQUID CASH TRUST
                         YEAR ENDED MARCH 31, 1997

 INVESTMENT INCOME:
 Interest                                                                               $ 26,624,314
 EXPENSES:
 Investment advisory fee                                             $ 1,964,969
 Administrative personnel and services fee                               371,211
 Custodian fees                                                          108,809
 Transfer and dividend disbursing agent fees and expenses                 24,363
 Directors'/Trustees' fees                                                18,414
 Auditing fees                                                            13,238
 Legal fees                                                                7,410
 Portfolio accounting fees                                                93,708
 Share registration costs                                                 14,103
 Printing and postage                                                      8,965
 Insurance premiums                                                        6,288
 Taxes                                                                     1,439
 Miscellaneous                                                            16,904
      Total expenses                                                   2,649,821
      Waiver of investment advisory fee                               (1,896,759)
          Net expenses                                                                       753,062
                   Net investment income                                                $ 25,871,252


(See Notes which are an integral part of the Financial Statements)



                     STATEMENT OF CHANGES IN NET ASSETS

                             LIQUID CASH TRUST

                                                                    YEAR ENDED MARCH 31,
                                                                1997                   1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                   $   25,871,252            $  28,607,724
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income                   (25,871,252)             (28,607,724)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                             5,971,788,908            5,099,133,598
 Net asset value of shares issued to shareholders in         17,450,892               17,157,868
 payment of distributions declared
 Cost of shares redeemed                                 (6,095,347,685)          (4,834,498,765)
   Change in net assets resulting from share               (106,107,885)             281,792,701
   transactions
     Change in net assets                                  (106,107,885)             281,792,701
 NET ASSETS:
 Beginning of period                                        595,471,233              313,678,532
 End of period                                           $  489,363,348           $  595,471,233


(See Notes which are an integral part of the Financial Statements)

                       NOTES TO FINANCIAL STATEMENTS

                              LIQUID CASH TRUST
                               MARCH 31, 1997

ORGANIZATION

Liquid Cash Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The investment objective of the Trust is stability of principal and current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Trust's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At March 31, 1997, capital paid-in aggregated $489,363,348. Transactions in shares were as follows:

                                                      YEAR ENDED MARCH 31,
                                                    1997                1996
 Shares sold                                   5,971,788,908          5,099,133,598
 Shares issued to shareholders in                 17,450,892             17,157,868
 payment of distributions declared
 Shares redeemed                              (6,095,347,685)        (4,834,498,765)
  Net change resulting from share               (106,107,885)           281,792,701
  transactions


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Research Corp., the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services, the Trust will pay Federated Shareholder Services up to 0.25% of average daily net assets of the Trust shares for the period. The fee paid to Federated Shareholder Services is used to finance certain services for shareholders and to maintain shareholder accounts. For the period ended March 31, 1997, the Trust shares did not incur a shareholder services fee.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

                        INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of LIQUID CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Liquid Cash Trust as of March 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 1997 and 1996, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 1997, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Liquid Cash Trust as of March 31, 1997, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Pittsburgh, Pennsylvania
May 2, 1997

LIQUID CASH TRUST

Federated Investors Tower
Pittsburgh, PA 15222-3779

DISTRIBUTOR

Federated Securities Corp.
Federated Investors Tower
Pittsburgh, PA 15222-3779
INVESTMENT ADVISER

Federated Research Corp.
Federated Investors Tower
Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT AUDITORS

Deloitte & Touche LLP
2500 One PPG Place
Pittsburgh, PA 15222-5401

[Graphic]


Federated Securities Corp., Distributor

Cusip 536319106
8050206A (5/97)

Liquid Cash Trust

PROSPECTUS
MAY 31, 1997

An Open-End,
Management Investment Company


                             LIQUID CASH TRUST

                    STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information should be read with the prospectus of Liquid Cash Trust (the "Trust"), dated May 31, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement of Additional Information, if you have received it electronically, free of charge by calling 1-800-341-7400.

FEDERATED INVESTORS TOWER
PITTSBURGH, PA 15222-3779

                        Statement dated May 31, 1997

[Graphic]
Federated Investors
Federated Securities Corp., Distributor

Cusip 536319106
8050206B (5/97)


TABLE OF CONTENTS

 TRUST HISTORY                                  1
 INVESTMENT OBJECTIVE AND POLICIES              1
  Types of Investments                          1
  Bank Instruments                              1
  Banker's Acceptance                           1
  U.S. Government Obligations                   1
  When-Issued and Delayed Delivery Transactions 1
  Repurchase Agreements                         1
  Reverse Repurchase Agreements                 2
  Investment Limitations                        2
  Regulatory Compliance                         3
 LIQUID CASH TRUST MANAGEMENT                   4
  Trust Ownership                               7
  Trustees Compensation                         8
  Trustee Liability                             8
 INVESTMENT ADVISORY SERVICES                   8
  Investment Adviser                            8
  Advisory Fees                                 9
  Other Related Services                        9
 BROKERAGE TRANSACTIONS                         9
 OTHER SERVICES                                 9
  Trust Administration                          9
  Custodian and Portfolio Accountant            9
  Transfer Agent                                9
  Independent Auditors                          10
 DETERMINING NET ASSET VALUE                    10
 SHAREHOLDER SERVICES                           10
 REDEMPTION IN KIND                             10
 MASSACHUSETTS PARTNERSHIP LAW                  11
 THE TRUST'S TAX STATUS                         11
 PERFORMANCE INFORMATION                        11
  Total Return                                  11
  Yield                                         11
  Effective Yield                               11
  Performance Comparisons                       12
  Economic and Market Information               12
 ABOUT FEDERATED INVESTORS                      12
  Mutual Fund Market                            12
  Institutional Clients                         13
  Bank Marketing                                13
  Broker/Dealer and Bank Broker/Dealer
   Subsidiaries                                 13
 APPENDIX                                       14
  Standard & Poor's Rating Group
   Long-Term Debt Rating                        14
  Moody's Investors Service, Inc.
   Long-Term Debt Rating                        14


TRUST HISTORY

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 11, 1980.

INVESTMENT OBJECTIVE AND POLICIES

The Trust's investment objective is to provide stability of principal and current income consistent with stability of principal.

TYPES OF INVESTMENTS

The Trust invests in money market instruments which mature in one year or less. The Trust may only purchase securities which qualify as short-term liquid assets under Section 566.1(h) (12 C.F.R. Section 566.1(h)) of the Office of Thrift Supervision regulations. The above investment objective and policies cannot be changed without approval of shareholders.

BANK INSTRUMENTS

The Trust may invest more than $100,000 in savings accounts and in certificates of deposits and other time deposits in Bank Insurance Fund-insured banks and Savings Association Insurance Fund-insured institutions. Investments in such accounts over $100,000 and the interest paid on these investments are not insured.

BANKER'S ACCEPTANCE

Although the Trust may invest in banker's acceptance of Edge Act corporations, the Board of Trustees has undertaken not to purchase these securities as long as federally chartered credit unions are not permitted to own them.

U.S. GOVERNMENT OBLIGATIONS

The types of U.S. government obligations in which the Trust may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

* the full faith and credit of the U.S. Treasury;

* the issuer's right to borrow from the U.S. Treasury;

* the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

* the credit of the agency or instrumentality issuing the obligations. Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:

* Farm Credit Banks;

* Federal Home Loan Banks;

* Federal National Mortgage Association;

* Student Loan Marketing Association; and

* Federal Home Loan Mortgage Corporation.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Trust. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Trust sufficient to make payment for the securities to be purchased are segregated on the Trust's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Trust does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

REPURCHASE AGREEMENTS

The Trust or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily.

In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Trust might be delayed pending court action. The Trust believes that under the regular procedures normally in effect for custody of the Trust's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Trust and allow retention or disposition of such securities. The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to guidelines established by the Trustees.

REVERSE REPURCHASE AGREEMENTS

The Trust may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Trust transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Trust will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Trust to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. When effecting reverse repurchase agreements, liquid assets of the Trust, in a dollar amount sufficient to make payment for the obligations to be purchased, are: segregated on the Trust's records at the trade date; marked to market daily; and maintained until the transaction is settled.

INVESTMENT LIMITATIONS

The Trust will not change any of the investment limitations described below without approval of shareholders.

  SELLING SHORT AND BUYING ON MARGIN

   The Trust will not sell any money market instruments short or purchase any money market instruments on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of money market instruments.

  BORROWING MONEY

   The Trust will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets. In addition, the Trust may enter into reverse repurchase agreements and otherwise borrow up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. This latter practice is not for investment leverage but solely to facilitate management of the portfolio by enabling the Trust to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Interest paid on borrowed funds will not be available for investment. The Trust will liquidate any such borrowings as soon as possible and may not purchase any portfolio instruments while any borrowings are outstanding. However, during the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Trust will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

  PLEDGING ASSETS

   The Trust will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing.

  INVESTING IN COMMODITIES, MINERALS, OR REAL ESTATE
   The Trust will not invest in commodities, commodity contracts, oil, gas, or other mineral programs or leases, or real estate including limited partnership interests, except that it may purchase money market instruments issued by companies that invest in or sponsor such interests.

  UNDERWRITING

   The Trust will not engage in underwriting of securities issued by others.

  LENDING CASH OR SECURITIES

   The Trust will not lend any of its assets, except that it may participate in the federal funds market and purchase or hold money market instruments, including repurchase agreements, permitted by its investment objective and policies.

  ACQUIRING SECURITIES

   The Trust will not acquire the voting securities of any issuer. It will not invest in securities issued by any other investment company, except as part of a merger, consolidation, or other acquisition. It will not invest in securities of a company for the purpose of exercising control or management.

  INVESTING IN RESTRICTED SECURITIES

   The Trust will not invest in money market instruments which are subject to restrictions on resale under federal securities law.

  INVESTING IN NEW ISSUERS

   The Trust will not invest more than 5% of the value of its total assets in money market instruments of unseasoned issuers, including their predecessors, that have been in operation for less than three years.

  DEALING IN PUTS AND CALLS

   The Trust will not invest in puts, calls, straddles, spreads, or any combination thereof.

  INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS OF THE TRUST

   The Trust will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or its investment adviser owning individually more than 1/2 of 1% of the issuer's securities together own more than 5% of the issuer's securities.

  ISSUING SENIOR SECURITIES

   The Trust will not issue senior securities, except as permitted by the investment objective and policies and investment limitations of the Trust. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. The Trust did not borrow money, pledge securities, or invest in reverse repurchase agreements in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so in the coming fiscal year.

REGULATORY COMPLIANCE

The Trust may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Trust will comply with the various requirements of Rule 2a-7 which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of the Trust's total assets in the securities of any one issuer, although the Trust's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Trust will invest more than 5% of its assets in any one issuer only under the circumstances permitted by Rule 2a-7. The Trust will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Trust may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


LIQUID CASH TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Liquid Cash Trust, and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA

Birthdate: July 28, 1924

Chairman and Trustee

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.

Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA

Birthdate: February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL

Birthdate: June 23, 1937

Trustee

President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA

Birthdate: July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

James E. Dowd
571 Hayward Mill Road
Concord, MA

Birthdate: May 18, 1922

Trustee

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA

Birthdate: October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@

Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA

Birthdate: June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.

Peter E. Madden

One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL

Birthdate: March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.

Gregor F. Meyer

Boca Grande Club
Boca Grande, FL

Birthdate: October 6, 1926

Trustee



Former Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA

Birthdate: December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA

Birthdate: September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA

Birthdate: June 21, 1935

Trustee

Public Relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.

Glen R. Johnson
Federated Investors Tower
Pittsburgh, PA

Birthdate: May 2, 1929

President

Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.

J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA

Birthdate: April 11, 1949

Executive Vice President

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 26, 1938

Executive Vice President, Secretary and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.

Richard B. Fisher

Federated Investors Tower

Pittsburgh, PA

Birthdate: May 17, 1923

Vice President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the Board of
  Trustees handles the responsibilities of the Board between meetings of the Board.

As referred to in the list of Trustees and Officers, "Funds" includes the following investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. -- 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; and World Investment Series, Inc.

TRUST OWNERSHIP
Officers and Trustees as a group own less than 1% of the Trust`s outstanding shares.

As of May 8, 1997, the following shareholders of record owned 5% or more of the outstanding shares of the Trust: First Federal Savings and Loan, Manchester, Connecticut, owned approximately 51,464,275 shares (11.09%), Central Bank & Trust Company, Lexington, Kentucky, owned approximately 28,6000,000 shares (6.16%) and Dearborn Federal Credit Union, Dearborn, Michigan, owned approximately 23,358,262 shares (5.03%).

TRUSTEE COMPENSATION

                         AGGREGATE
 NAME,                 COMPENSATION
 POSITION WITH             FROM             TOTAL COMPENSATION PAID
 TRUST                    TRUST*               FROM FUND COMPLEX+
 John F. Donahue        $0          $0 for the Trust and
 Chairman and Trustee               56 other investment companies in the
                                    Fund Complex
 Thomas G. Bigley       $1,456.99   $108,725 for the Trust and
 Trustee                            56 other investment companies in the
                                    Fund Complex
 John T. Conroy, Jr.    $1,602.93   $119,615 for the Trust and
 Trustee                            56 other investment companies in the
                                    Fund Complex
 William J. Copeland    $1,602.93   $119,615 for the Trust and
 Trustee                            56 other investment companies in the
                                    Fund Complex
 James E. Dowd          $1,602.93   $119,615 for the Trust and
 Trustee                            56 other investment companies in the
                                    Fund Complex
 Lawrence D. Ellis,     $1,456.99   $108,725 for the Trust and
 M.D.
 Trustee                            56 other investment companies in the
                                    Fund Complex
 Edward L. Flaherty,    $1,602.93   $119,615 for the Trust and
 Jr.
 Trustee                            56 other investment companies in the
                                    Fund Complex
 Peter E. Madden        $1,456.99   $108,725 for the Trust and
 Trustee                            56 other investment companies in the
                                    Fund Complex
 Gregor F. Meyer        $1,456.99   $108,725 for the Trust and
 Trustee                            56 other investment companies in the
                                    Fund Complex
 John E. Murray, Jr.    $1,456.99   $108,725 for the Trust and
 Trustee                            56 other investment companies in the
                                    Fund Complex
 Wesley W. Posvar       $1,456.99   $108,725 for the Trust and
 Trustee                            56 other investment companies in the
                                    Fund Complex
 Marjorie P. Smuts      $1,456.99   $108,725 for the Trust and
 Trustee                            56 other investment companies in the
                                    Fund Complex



* Information is furnished for the fiscal year ended March 31, 1997.

+ The information is provided for the last calendar year.

TRUSTEE LIABILITY

The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER

The Trust's investment adviser is Federated Research Corp. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue. The adviser shall not be liable to the Trust or any shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


ADVISORY FEES

For its advisory services, Federated Research Corp. receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended March 31, 1997, 1996, and 1995, the adviser earned $1,964,969, $2,415,000, and $1,500,586, respectively, of which $1,896,759, $1,913,606, and $1,444,401, respectively, were waived.

OTHER RELATED SERVICES

Affiliates and the adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of shares of funds offered by Federated Securities Corp.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Trust or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Trust and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended March 31, 1997, 1996, and 1995, the Trust paid no brokerage commissions.

Although investment decisions for the Trust are made independently from those of the other accounts managed by the adviser, investments of the type the Trust may make may also be made by those other accounts. When the Trust and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Trust or the size of the position obtained or disposed of by the Trust. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Trust.

OTHER SERVICES

TRUST ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Trust for a fee as described in the prospectus. From March 1, 1994, to March 1, 1996, Federated Administrative Services, a subsidiary of Federated Investors, served as the Trust's Administrator. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as, the "Administrators." For the fiscal years ended March 31, 1997, 1996, and 1995, the Administrators earned $371,211, $378,389, and $284,029, respectively.

CUSTODIAN AND PORTFOLIO ACCOUNTANT

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Trust. Federated Services Company, Pittsburgh, Pennsylvania, provides certain accounting and recordkeeping services with respect to the Trust's portfolio investments. The fee paid for this service is based upon the level of the Trust's average net assets for the period plus out-of-pocket expenses.

TRANSFER AGENT

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based upon the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditors for the Trust are Deloitte & Touche LLP,
Pittsburgh, Pennsylvania.

DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Trust computed by dividing the annualized daily income on the Trust's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Trust's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Trust's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

SHAREHOLDER SERVICES

This arrangement permits the payment of fees to Federated Shareholder Services and financial institutions to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and to maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

By adopting the Shareholder Services Agreement, the Trustees expect that the Trust will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal year ending March 31, 1997, no payments were paid pursuant to the Shareholder Services Agreement.

REDEMPTION IN KIND

The Trust is obligated to redeem shares solely in cash up to $250,000 or 1% of the Trust's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Trust determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument that the Trust or its Trustees enter into or sign on behalf of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required to use its property to protect or to compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and to pay judgments against them from its assets.

THE TRUST'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Trust must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.

PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Trust, the performance will be reduced for those shareholders paying those fees.

TOTAL RETURN

Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares assuming the monthly reinvestment of all dividends and distributions.

The Trust's average annual total returns for the one-year, five-year and ten-year period ended March 31, 1997, were 5.35%, 4.49%, and 6.03%, respectively.

YIELD

The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.

The Trust's yield for the seven-day period ended March 31, 1997, was 5.58%.

EFFECTIVE YIELD

The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.

The Trust's effective yield for the seven-day period ended March 31, 1997, was 5.73%.

PERFORMANCE COMPARISONS

Investors may use financial publications and/or indices to obtain a more complete view of the Trust's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Trust uses in advertising may include:

* LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

* IBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

* MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Trust's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Trust can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Trust may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Trust portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.

ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making--structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.

In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1996, Federated Investors managed more than $50.3 billion in assets across 50 money market funds, including 18 government, 11 prime and 21 municipal with assets approximating $28.0 billion, $12.8 billion and $9.5 billion, respectively.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.*

Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL CLIENTS

Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.

BANK MARKETING

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide -- we have over 2,200 broker/dealer and bank broker/dealer relationships across the country -- supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.

* Source: Investment Company Institute.

APPENDIX

STANDARD & POOR'S RATINGS GROUP LONG-TERM DEBT RATINGS

AAA -- Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A -- Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

MOODY'S INVESTORS SERVICE, INC. LONG-TERM DEBT RATINGS

AAA -- Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA -- Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR -- Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1) -- The underlying issuer/obligor/guarantor has other outstanding debt rated "AAA" by S&P or "AAA" by Moody's.

NR(2) -- The underlying issuer/obligor/guarantor has other outstanding debt rated "AA" by S&P or "AA" by Moody's.

NR(3) -- The underlying issuer/obligor/guarantor has other outstanding debt rated "A" by S&P or Moody's.


PART C. OTHER INFORMATION.

Item 24.  Financial Statements and Exhibits:
          (a)  Financial Statements (Filed in Part A)
          (b)  Exhibits:
                (1) Conformed Copy of the Declaration of Trust of the
                    Registrant (1.);
                      (i)Copy of Amendment No. 1 to the Declaration of
                         Trust (2.);
                     (ii)Copy of Amendment No. 2 to the Declaration of
                         Trust (3.);
                    (iii)Copy of Amendment No. 3 to the Declaration of
                         Trust (4.);
                (2)   (i)Copy of the By-Laws of the Registrant (4.);
                     (ii)Copy of revised By-Laws of Registrant (2.);
                    (iii)Copy of Amendment No. 1, 2, 3, 4, 5, and 6 to By-
                         Laws (4.6.6.7. and 8.);
                (3) Not applicable;
                (4) Conformed Copy of Specimen Certificate for Shares of
                    Beneficial Interest of the Registrant (4.);
                (5)  Conformed Copy of the Investment Advisory Contract;
                    (10.)
                (6) (i)    Conformed Copy of the Distributor's Contract;
                    (10.)
                    (ii) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24 (b)
                    (6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Numbers 33-38550 and 811-6269).
                (7) Not applicable;

+    All exhibits have been filed electronically

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed April 28, 1980. (File Nos. 2-67655 and 811-3057)
2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A filed
     July 29, 1980.  (File Nos. 2-67655 and 811-3057)
3. Response is incorporated by reference to Registrant's N-1Q Report for the calendar quarter ending September 30, 1980, filed October 30, 1980. (File Nos. 2-67655 and 811-3057)
4. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 3 to its Registration Statement on Form N-1A filed December 8, 1980. (File Nos. 2-67655 and 811-3057)
6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 to its Registration Statement on Form N-1 filed March 30, 1984. (File Nos. 2-67655 and 811-3057)
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 to its Registration Statement on Form N-1A filed May 23, 1986. (File Nos. 2-67655 and 811-3057)
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 to its Registration Statement on Form N-1A filed
     May 20, 1987.  (File Nos. 2-67655 and 811-3057)
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A filed March 23, 1990 (File Nos. 2-67655 and 811-3057)
               (8)  Conformed copy of New Custodian Agreement(11.)
               (9) (i) Conformed copy of Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement Agreement of the Registrant;+
                    (ii) The responses described in Item 24(b)(6)
               are hereby incorporated by reference;
               (10) Not applicable.
               (11) Conformed Copy of Consent of Independent Auditors;+
               (12) Not applicable;
               (13) Not applicable;
               (14) Not applicable;
               (15) Not applicable;
               (16) Copy of Schedule for Computation of Trust Performance
                    Data (9);
               (17) Financial Data Schedules; +
               (18) Not Applicable
               (19) Conformed copy of Power of Attorney;+


Item 25.  Persons Controlled by or Under Common Control with Registrant:

          None

Item 26.  Number of Holders of Securities:

                                        Number of Record Holders
          Title of Class                    as of May 8, 1997

          Shares of Beneficial Interest           324
          (no par value)

Item 27.  Indemnification: (5.)


+    All exhibits have been filed electronically.

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A filed May 10, 1989. (File Nos. 2-67655 and 811-3057)
11. Response is incoprorated by reference to Registrant's Post-Effective Amendment No.29 to its Registration Statement on Form N-1A filed May 22, 1995 (File Nos. 2-67655 and 811-3057)


Business and Other Connections of Investment Adviser:

          For a description of the other business of Federated Research Corp., the investment adviser, see the section entitled "Trust Information - Management of the Trust" in Part A. The affiliations with the Registrant of three of the Trustees and two of the Officers of the investment adviser and their business addresses are included in Part B of this Registration Statement.

          The remaining Officers of Federated Research Corp. are:  William
          D. Dawson, III, Henry A. Frantzen, and J. Thomas Madden, Executive Vice Presidents; Peter R. Anderson, Drew J. Collins, Jonathan C. Conley, Deborah A. Cunningham, Mark E. Durbiano, J. Alan Minteer, and Mary Jo Ochson, Senior Vice Presidents: J. Scott Albrecht, Joseph M. Balestrino, Randall S. Bauer, David F. Belton, Christine A. Bosio, David A. Briggs, Kenneth J. Cody, Alexandre de Bethmann, Michael P. Donnelly, Michael J. Donnelly, Linda A. Duessel, Kathleen M. Foody-Malus, Thomas M. Franks, Edward C. Gonzales, James E. Grefenstette, Susan R. Hill, Stephen
          A. Keen, Robert M. Kowit, Jeff A. Kozemchak, Marian R. Marinack, Sandra L. McInerney, Susan M. Nason, Robert J. Ostrowski, Charles
          A. Ritter, Scott B. Schermerhorn, Frank Semack, Aash M. Shah, William F. Stoltz, Tracy P. Stouffer, Edward J. Tiedge, Paige M. Wilhelm, and Jolanta M. Wysocka, Vice Presidents: Thomas R. Donahue, Treasurer, and Stephen A. Keen, Secretary. The business address of each of the Officers of Federated Research Corp. is Federated Investors Tower, Pittsburgh, PA 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.

Item 29.  Principal Underwriters:

(a) Federated Securities Corp., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies:

111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; BayFunds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Biltmore Funds; The Biltmore Municipal Funds; The Monitor Funds; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; Wesmark Funds; and World Investment Series, Inc.

Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.


          (b)

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Richard B. Fisher         Director, Chairman, Chief     Vice President
Federated Investors Tower Executive Officer, Chief
Pittsburgh, PA 15222-3779 Operating Officer, Asst.
                          Secretary, and Asst.
                          Treasurer, Federated
                          Securities Corp.

Edward C. Gonzales        Director, Executive ViceExecutive Vice
Federated Investors Tower President, Federated,    President
Pittsburgh, PA 15222-3779 Securities Corp.

Thomas R. Donahue         Director, Assistant Secretary,    --
Federated Investors Tower Assistant Treasurer
Pittsburgh, PA 15222-3779 Federated Securities Corp

John B. Fisher            President-Institutional Sales,    --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz             President-Broker/Dealer,     --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer        Executive Vice President of       --
Federated Investors Tower Bank/Trust, Federated
Pittsburgh, PA 15222-3779 Securities Corp.

Mark W. Bloss             Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Christopher T. Fives      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon               Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV       Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion        Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman           Vice President, Secretary,        --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis  Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Dale R. Browne            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Daniel T. Culbertson      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen         Vice President,              --
Federated Investors Tower Federated Securites Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Steven A. La Versa        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Michael P. O'Brien        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jamie M. Teschner         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Edward J. Wojnarowski     Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek           Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings      Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Timothy Radcliff       Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley             Treasurer,                   --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt           Assistant Secretary,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


          (c)  Not applicable.

Item 30.  Location of Accounts and Records:


          Liquid Cash Trust          Federated Investors Tower
                                     Pittsburgh, PA  15222-3779


          Federated Shareholder Services     P.O. Box 8600
           Company ("Transfer Agent, Boston, MA 02266-8600
            Dividend Disbursing Agent
          and Portfolio Recordkeeper")


          Federated Services
            Company                  Federated Investors Tower
          ("Administrator")          Pittsburgh, PA  15222-3779


          Federated Research Corp.   Federated Investors Tower
          ("Adviser")                Pittsburgh, PA  15222-3779


          State Street Bank and Trustc/o Federated Shareholder
          Company                    Services Company
          ("Custodian")              P.O. Box 8600
                                     Boston, MA  02266-8600



Item 31.  Management Services:  Not applicable.


Item 32.  Undertakings:

          Registrant hereby undertakes to comply with the provisions of
          Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special Shareholder meetings by Shareholders.

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.



                                SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, LIQUID CASH TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 21st day of May, 1997.
                             LIQUID CASH TRUST

               BY: /s/ S. Elliott Cohan
               S. Elliott Cohan, Assistant Secretary
               Attorney in Fact for John F. Donahue
               May 21, 1997


   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                       TITLE                         DATE

By:/s/S. Elliott Cohan            Attorney In Fact
   S. Elliott Cohan         For the Persons       May 21, 1997
   ASSISTANT SECRETARY      Listed Below


   NAME                       TITLE

John F. Donahue*            Chairman and Trustee
                            (Chief Executive Officer)

Glen R. Johnson*            President

John W. McGonigle*          Executive Vice President,
   Secretary/Treasurer
                            (Principal Financial and
                            Accounting Officer)

Thomas G. Bigley *            Trustee
John T. Conroy, Jr.*          Trustee

William J. Copeland*          Trustee

James E. Dowd*                Trustee

Lawrence D. Ellis, M.D.*      Trustee

Edward L. Flaherty, Jr.*      Trustee

Peter E. Madden*              Trustee

Gregor F. Meyer*              Trustee



John E. Murray, Jr.*          Trustee

Wesley W. Posvar*             Trustee

Marjorie P. Smuts*            Trustee

* By Power of Attorney